Summary of Quantitative Information about Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments) (Details) - Level 3 of fair value hierarchy [member]	Oct. 31, 2021 Customer Point	Oct. 31, 2020 Point
Bottom of range [member] | Market Comparable [Member] | Equity Contracts [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
New issue price		100.00%
Bottom of range [member] | Discounted cash flow [member] | Interest Rate Contracts [Member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Inflation rate swap curve	1.00%	1.00%
Bottom of range [member] | Option Model [Member] | Interest Rate Contracts [Member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Funding ratio	60.00%	60.00%
Bottom of range [member] | Option Model [Member] | Foreign Exchange Contracts [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Currency specific volatility	4.00%	4.00%
Bottom of range [member] | Option Model [Member] | Equity Contracts [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Price correlation		(16.00%)
Bottom of range [member] | Option Model [Member] | Equity Contracts [Member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Quanto correlation	10.00%	10.00%
Equity volatility	27.00%	8.00%
Bottom of range [member] | Option Model [Member] | Commodity Contracts [Member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Quanto correlation	(67.00%)	(66.00%)
Swaption correlation		73.00%
Bottom of range [member] | Equity Securities [Member] | Market Comparable [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
New issue price	100.00%	100.00%
Price equivalent	35.00%	23.00%
Bottom of range [member] | Equity Securities [Member] | Discounted cash flow [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Discount rate	9.00%	9.00%
Bottom of range [member] | Non Trading Financial Assets At Fair Value Through Profit And Loss [Member] | Market Comparable [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
New issue price	100.00%	100.00%
Bottom of range [member] | Non Trading Financial Assets At Fair Value Through Profit And Loss [Member] | Discounted cash flow [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Discount rate	11.00%	20.00%
Bottom of range [member] | Non Trading Financial Assets At Fair Value Through Profit And Loss [Member] | EBITDA Multiple [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Earnings multiple	2.8	1.5
Bottom of range [member] | Obligations Related To Securities Sold Short [Member] | Market Comparable [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Bond price equivalent	100
Bottom of range [member] | Obligations Related To Securities Sold Short [Member] | New Issue Price [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
New issue price	100.00%
Bottom of range [member] | Trading deposits [member] [Member] | Swaption Model [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Currency specific volatility	35.00%	21.00%
Bottom of range [member] | Trading deposits [member] [Member] | Option Model [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Price correlation		(16.00%)
Quanto correlation		(35.00%)
Equity volatility	22.00%	7.00%
Bottom of range [member] | Financial liabilities at fair value through profit or loss, category [member] | Option Model [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Funding ratio	3.00%	1.00%
Top of range [member] | Market Comparable [Member] | Equity Contracts [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
New issue price		100.00%
Top of range [member] | Discounted cash flow [member] | Interest Rate Contracts [Member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Inflation rate swap curve	3.00%	2.00%
Top of range [member] | Option Model [Member] | Interest Rate Contracts [Member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Funding ratio	75.00%	75.00%
Top of range [member] | Option Model [Member] | Foreign Exchange Contracts [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Currency specific volatility	33.00%	18.00%
Top of range [member] | Option Model [Member] | Equity Contracts [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Price correlation	93.00%	95.00%
Top of range [member] | Option Model [Member] | Equity Contracts [Member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Quanto correlation	15.00%	68.00%
Dividend yield	7.00%	10.00%
Equity volatility	240.00%	117.00%
Top of range [member] | Option Model [Member] | Commodity Contracts [Member] | Derivatives [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Quanto correlation	(47.00%)	(46.00%)
Swaption correlation		85.00%
Top of range [member] | Other Debt Securities 1 [Member] | Market Comparable [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Bond price equivalent	102	111
Top of range [member] | Equity Securities [Member] | Market Comparable [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
New issue price	100.00%	100.00%
Price equivalent	36.00%	23.00%
Top of range [member] | Equity Securities [Member] | Discounted cash flow [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Discount rate	9.00%	9.00%
Top of range [member] | Non Trading Financial Assets At Fair Value Through Profit And Loss [Member] | Market Comparable [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
New issue price	100.00%	100.00%
Top of range [member] | Non Trading Financial Assets At Fair Value Through Profit And Loss [Member] | Discounted cash flow [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Discount rate	13.00%	20.00%
Top of range [member] | Non Trading Financial Assets At Fair Value Through Profit And Loss [Member] | EBITDA Multiple [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Earnings multiple	20.0	16.0
Top of range [member] | Obligations Related To Securities Sold Short [Member] | Market Comparable [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Bond price equivalent	100
Top of range [member] | Obligations Related To Securities Sold Short [Member] | New Issue Price [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
New issue price	100.00%
Top of range [member] | Trading deposits [member] [Member] | Swaption Model [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Currency specific volatility	484.00%	462.00%
Top of range [member] | Trading deposits [member] [Member] | Option Model [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Price correlation	93.00%	98.00%
Quanto correlation		68.00%
Dividend yield	2.00%	11.00%
Equity volatility	114.00%	284.00%
Top of range [member] | Financial liabilities at fair value through profit or loss, category [member] | Option Model [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities [Line Items]
Funding ratio	89.00%	70.00%